Additional Disclosures on Cash Flow Information and Non-Cash Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Cash Flow, Supplemental [Line Items]
Income Taxes Paid, Net	$ 171,818		$ 41,052		$ 23,622
Interest Paid	517,980		682,943		801,475
Non-cash activities:
Transfers Of Loans To Other Real Estate Owned	229,064		183,901		146,043
Transfers Of Loans To Other Property	26,148		37,383		37,529
Total loans transferred to foreclosed assets	255,212		221,284		183,572
Transfers from loans held-in-portfolio to loans held-for-sale	121,225		1,020,889		33,072
Transfers from loans held-for-sale to loans held-in-portfolio	28,535		12,388		180,735
Noncash Transfer To Securities From Loans Resulting From Securitization	1,101,800	[1]	817,528	[1]	1,355,456	[1]
Write Downs Related To Loans Transferred To Loans Held For Sale	(1,101)		327,207		0
Securities sold but not yet delivered	69,535		23,055		29,988
Recognition of mortgage servicing rights on securitizations or asset transfers	19,971		15,326		23,795
Gain on retained interest (sale of Evertec)	0		93,970		0
Treasury Stock Retired Non Cash	0		0		207,139
Change In Par Value	0		0		0
Loans sold to a joint venture in exchange for an acquisition loan and an equity interest in the join venture	102,353		0		0
Conversion of preferred stock to common stock:
Preferred stock converted	0		(1,150,000)		0
Common stock issued	0		1,341,667		0
Trust Preferred Securities Exchanged For New Common Stock Issued [Abstract]
Trust Preferred Securities Exchanged	0		0		(397,911)
New common stock issued	0		0		317,652
Preferred Stock Exchanged For New Common Stock Issued [Abstract]
Preferred Stock Exchanged	0		0		(524,079)
New common stock issued	0		0		293,691
Preferred Stock Exchanged For New Trust Preferred Securities Issued [Abstract]
Exchange Of Preferred Stock For Trust Preferred Securities Issued	0		0		415,885
Preferred Stock
Preferred Stock Exchanged For New Trust Preferred Securities Issued [Abstract]
Exchange Of Preferred Stock For Trust Preferred Securities Issued	0		0		901,165
Surplus
Non-cash activities:
Change In Par Value					1,689,389	[2]
Trust Preferred Securities Exchanged For New Common Stock Issued [Abstract]
New common stock issued					$ 315,794

[1]	Includes loans securitized into trading securities and subsequently sold before year end.
[2]	Change in par value from $6.00 to $0.01 (not in thousands).